Annual Total Returns - Fidelity Freedom Index 2020 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2020 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2016	7.07%
Annual Return 2017	13.95%
Annual Return 2018	(3.87%)
Annual Return 2019	18.30%
Annual Return 2020	12.74%
Annual Return 2021	8.39%